Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jul. 02, 2011
Shares available for future grant	101.9
Shares authorized for grant	118.7
Stock Option [Member]
Terms of exercised options, maximum, in years	10
Proceeds from stock options exercised	$ 51.0
Unrecognized compensation expense related to stock option plans	7.3
Weighted average recognition period	1.00
Restricted Stock Unit Awards [Member]
Unrecognized compensation expense related to stock option plans	$ 30.0
Weighted average recognition period	1.77